EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
EARNINGS PER SHARE [Abstract]
Ratio of units exchanged for shares									one-for-one basis
Minimum holding period									1 year
NUMERATOR [Abstract]
Income (loss) from continuing operations - Investors Real Estate Trust									$ 22,076	$ 9,633	$ 17,247
Income (loss)from discontinued operations - Investors Real Estate Trust									2,011	(22,807)	8,283
Net income (loss) attributable to Investors Real Estate Trust	$ 10,753	$ 8,371	$ 5,114	$ (151)	$ (28,542)	$ 3,503	$ 8,787	$ 3,078	24,087	(13,174)	25,530
Dividends to preferred shareholders									(11,514)	(11,514)	(9,229)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 7,875	$ 5,492	$ 2,236	$ (3,030)	$ (31,420)	$ 624	$ 5,909	$ 199	12,573	(24,688)	16,301
Noncontrolling interests - Operating Partnership									1,526	(4,676)	3,633
Numerator for diluted earnings per share									$ 14,099	$ (29,364)	$ 19,934
DENOMINATOR [Abstract]
Denominator for basic earnings per share weighted average shares (in shares)									118,004	105,331	93,344
Effect of convertible operating partnership units (in shares)									16,594	21,697	21,191
Denominator for diluted earnings per share (in shares)									134,598	127,028	114,535
(Loss) earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									$ 0.09	$ (0.01)	$ 0.08
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									0.02	(0.22)	0.09
NET INCOME (LOSS) PER COMMON SHARE - BASIC & DILUTED	$ 0.07	$ 0.05	$ 0.02	$ (0.03)	$ (0.29)	$ 0	$ 0.06	$ 0	$ 0.11	$ (0.23)	$ 0.17